Note 2 - Inventory (Tables)	3 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	March 31, 2021	December 31, 2020
Finished goods	$1,063	$1,142
Raw materials	711	714
	$1,774	$1,856